SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Issued shares of stock option plan	17,207,511
Ordinary shares available for future grant	1,631,599
Weighted average grant date fair value of options granted	$ 1.24	$ 1.06
Unrecognized compensation cost related to non-vested stock options	$ 3,564
Unrecognized compensation cost, period for recognition	1 year
Total intrinsic value of options exercised	$ 141	$ 43
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	6 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	10 years